CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Internet	$ 1,238.1	$ 1,201.4	$ 1,131.4
Television	799.2	836.1	903.6
Mobile telephony	780.3	712.5	658.5
Wireline telephony	292.5	318.5	338.4
Mobile equipment sales	322.2	276.4	257.2
Wireline equipment sales	92.2	204.0	151.7
Other	193.7	186.1	181.7
Revenues	3,718.2	3,735.0	3,622.5
Employee costs	397.7	405.9	403.8
Purchase of goods and services	1,407.6	1,453.4	1,354.3
Depreciation and amortization	699.6	717.8	743.8
Financial expenses	244.6	232.1	208.5
Loss on valuation and translation of financial instruments	0.8	0.4	1.2
Restructuring of operations and other items	12.7	11.6	29.4
Net loss		40.1
Income before income taxes	955.2	873.7	881.5
Income taxes (recovery):
Current	263.4	235.5	188.5
Deferred	(65.5)	(55.2)	(0.6)
Income taxes	197.9	180.3	187.9
Income from continuing operations	757.3	693.4	693.6
Income from discontinued operations			34.8
Net income	757.3	693.4	728.4
Income from continuing operations attributable to
Shareholder	757.2	693.3	693.5
Non-controlling interests	0.1	0.1	0.1
Net income attributable to
Shareholder	757.2	693.3	728.3
Non-controlling interests	$ 0.1	$ 0.1	$ 0.1